Equity-Based Compensation - Schedule of Equity Award Activity (Details) - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Incentive Units
Number of Shares
Beginning balance (in shares)		5,610,650	5,676,792	4,649,737
Granted (in shares)			2,462,220	4,338,813
Forfeited or canceled (in shares)		(8,182)	(87,229)	(543,209)
Vested (in shares)		(500,749)	(2,441,133)	(2,768,549)
Incentive units converted or exchanged in connection with the IPO (in shares)		(5,101,719)
Ending balance (in shares)	0	0	5,610,650	5,676,792
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 3.76	$ 3.34	$ 2.16
Granted (in dollars per share)			4.07	3.66
Vested (in dollars per share)		3.66	3.11	1.93
Forfeited or canceled (in dollars per share)		3.20	3.23	3.03
Incentive units converted or exchanged in connection with the IPO (in dollars per share)		3.77
Ending balance (in dollars per share)	$ 0.00	$ 0.00	$ 3.76	$ 3.34
Class B Common Shares Incentive Units
Number of Shares
Beginning balance (in shares)		3,000,000	0
Granted (in shares)			3,000,000
Incentive units converted or exchanged in connection with the IPO (in shares)		(3,000,000)
Ending balance (in shares)	0	0	3,000,000	0
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 6.05	$ 0.00
Granted (in dollars per share)			6.05
Incentive units converted or exchanged in connection with the IPO (in dollars per share)		6.05
Ending balance (in dollars per share)	$ 0.00	$ 0.00	$ 6.05	$ 0.00
Class A Common Shares Incentive Units
Number of Shares
Beginning balance (in shares)	605,390
Effect of the Rescission Transactions (in shares)	367,860
Vested (in shares)	(237,530)
Ending balance (in shares)	0	0
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 6.55
Vested (in dollars per share)	8.40
Effect of the Rescission Transactions (in dollars per share)	5.35
Ending balance (in dollars per share)	$ 0.00	$ 0.00
LLC Units
Number of Shares
Beginning balance (in shares)	3,942,674
Effect of the Rescission Transactions (in shares)	605,390
Forfeited or canceled (in shares)	(4,460)
Vested (in shares)	(1,348,282)
Ending balance (in shares)	3,195,322	3,195,322
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 7.73
Vested (in dollars per share)	7.47
Effect of the Rescission Transactions (in dollars per share)	6.55
Cancelled (in dollars per share)	3.68
Ending balance (in dollars per share)	$ 7.63	$ 7.63
Restricted Stock Units (RSUs) | Parent Company
Number of Shares
Beginning balance (in shares)		2,178,450	0
Granted (in shares)		3,657,656	2,413,300
Forfeited or canceled (in shares)		(289,370)	(234,850)
Vested (in shares)		(745,200)
Ending balance (in shares)	4,801,536	4,801,536	2,178,450	0
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 7.06	$ 0.00
Granted (in dollars per share)		12.52	7.04
Vested (in dollars per share)		7.29
Forfeited or canceled (in dollars per share)		8.19	6.80
Ending balance (in dollars per share)	$ 11.11	$ 11.11	$ 7.06	$ 0.00
Restricted Stock Units (RSUs) | Subsidiaries
Number of Shares
Beginning balance (in shares)		3,000,000	0
Granted (in shares)			3,000,000
Vested (in shares)		(937,500)
Ending balance (in shares)	2,062,500	2,062,500	3,000,000	0
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 8.24	$ 0.00
Granted (in dollars per share)			8.24
Vested (in dollars per share)		8.24
Ending balance (in dollars per share)	$ 8.24	$ 8.24	$ 8.24	$ 0.00